LONG-TERM COMMITMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM COMMITMENTS
LONG-TERM COMMITMENTS
24.	LONG-TERM COMMITMENTS

The Company entered into long-term take-or-pay agreements with chemicals, transportation and natural gas suppliers. These agreements contain termination and supply interruption clauses in the event of defaults on certain essential obligations. Generally, the Company purchases the minimum amounts agreed under the agreements, and hence there is no liability recorded in the amount that is recognized each month. The total contractual obligations assumed at December 31, 2022 were equivalent to R$14,875,422 per year (R$13,488,327 at December 31, 2021).